Financial instruments and Retirement benefit obligations - Financial instruments - Corporate bonds and private placement debt (Details) - USD ($) $ in Millions	Jun. 27, 2026	Dec. 31, 2025	Jun. 28, 2025
Disclosure of detailed information about financial instruments [line items]
Book value	$ 5,094	$ 4,478	$ 4,439
Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Book value	4,796	4,354	4,314
2030 USD corporate bond | Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Book value	897	897	996
Market value	802	810	875
2034 USD corporate bond | Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Book value	635	641	648
Market value	659	672	659
2027 USD corporate bond | Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Book value	349	349	348
Market value	351	354	354
2029 EUR corporate bond | Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Book value	571	591	611
Market value	594	617	623
2038 EUR corporate bond | Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Book value	567
Market value	580
Private placement debt | Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Book value	550	625	625
Market value	$ 516	$ 594	$ 589